Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Bitcoin Strategy ETF (BITO)
(the “Fund”)Supplement dated September 29, 2023
to the Fund’s Summary Prospectus and Statutory Prospectus
dated October 1, 2023, as supplemented or amendedImportant Notice Regarding a Change in the Fund’s Investment ObjectiveEffective on or about December 4, 2023, the “Investment Objective” section of the Summary Prospectus and the Summary Section of the Statutory Prospectus and the “Investment Objectives, Principal Investment Strategies and Related Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:ProShares Bitcoin Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.
ProShares Bitcoin Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Bitcoin Strategy ETF (BITO)
(the “Fund”)Supplement dated September 29, 2023
to the Fund’s Summary Prospectus and Statutory Prospectus
dated October 1, 2023, as supplemented or amendedImportant Notice Regarding a Change in the Fund’s Investment ObjectiveEffective on or about December 4, 2023, the “Investment Objective” section of the Summary Prospectus and the Summary Section of the Statutory Prospectus and the “Investment Objectives, Principal Investment Strategies and Related Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:ProShares Bitcoin Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.